Note 11 - Restatement of Previously Issued (Unaudited) Interim Financial Statements - Schedule of Error Corrections (10-Q) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred offering costs	$ 247,671	$ 638,018	$ 0
General and administrative	2,127,930	1,000,913	6,519,268	$ 2,139,065
Accumulated deficit	(56,955,124)	(52,803,252)	(54,440,789)	(52,268,916)
Total operating expenses	4,942,188	2,834,187	14,957,767	3,475,534
Total assets	7,997,448	3,943,495	9,972,521	4,157,706
Loss from operations	(2,594,938)	(1,426,319)	(7,812,895)	(3,475,534)
Total liabilities, convertible preferred stock and stockholder’s deficit	7,997,448	3,943,495	9,972,521	4,157,706
Net loss	(2,514,335)	(534,336)	(2,171,873)	(5,803,047)
Total stockholders’ deficit	$ 5,336,378	$ (33,748,155)	$ 7,376,774	$ (33,285,059)
Net income (loss) per share of common stock - basic (in dollars per share)	$ (0.41)	$ (1.03)	$ (0.82)	$ (11.2)
Previously Reported [Member]
Deferred offering costs		$ 0
General and administrative		1,638,931
Accumulated deficit		(53,441,270)
Total operating expenses		3,472,205
Total assets		3,305,477
Loss from operations		(2,064,337)
Total liabilities, convertible preferred stock and stockholder’s deficit		3,305,477
Net loss		(1,172,354)
Total stockholders’ deficit		$ (34,386,173)
Net income (loss) per share of common stock - basic (in dollars per share)		$ (2.26)
Revision of Prior Period, Error Correction, Adjustment [Member]
Deferred offering costs		$ 638,018
General and administrative		(638,018)
Accumulated deficit		638,018
Total operating expenses		(638,018)
Total assets		638,018
Loss from operations		638,018
Total liabilities, convertible preferred stock and stockholder’s deficit		638,018
Net loss		638,018
Total stockholders’ deficit		$ 638,018
Net income (loss) per share of common stock - basic (in dollars per share)		$ 1.23